RELATED PARTY TRANSACTION	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

11. RELATED PARTY TRANSACTION

As of June 30, 2026, the amount due to Director was consisted of the following:

Name	Amount	Relationship	Note
Mr. Wang	$1,600,000	a director and a shareholder of the Company	Loan to the Group, interest free and due for repayment on August 31, 2026

As of December 31, 2025, the Group has no amount due to the related party.

During the six months ended June 30, 2026, the Group has no transaction with related party.

During the six months ended June 30, 2025, the Group had the following transaction with related party:

Name	Amount	Relationship	Note
JY BioMed	$448,571	Company owned by our Chief Technical Officer of the Company, Dr. Shen	Research and development costs paid for GDT Cells Licenses to the Group